NON-CURRENT ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2018
Disclosure Of Noncurrent Assets Held For Sale [Abstract]
Disclosure of non-current assets or disposal groups classified as held for sale [text block]
NOTE 22.  NON-CURRENT ASSETS HELD FOR SALE

Arauco decided to sell assets in previous years corresponding mainly to sawmills in Chile and remains committed to its sales plan.

The following table sets forth information on the main types of non-current assets held for sale:

	12-31-2018	12-31-2017
	ThU.S.$	ThU.S.$
Land	2,352	160
Buildings	1,284	1,122
Property, plant and equipment	2,090	2,225
Total	5,726	3,507

As of December 31
, 2018, 2017 and 2016, there were no significant effects on results related to the sale of assets held for sale.